Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss)	Net Product Revenue
					Total Avadel Shareholder Return(4)	Peer Group Total Shareholder Return
FY24	$7,399,605	$4,612,378	$2,361,386	$1,287,027	$145.17	$114.25	$(48,832,000)	$169,117,000
FY23	$985,200	$8,879,717	$717,049	$4,474,506	$195.03	$115.84	$(160,276,000)	$27,963,000
FY22	$753,687	$683,408	$989,434	$679,356	$98.90	$111.66	$(137,464,000)	—
FY21	$2,531,446	$3,483,027	$2,368,247	$2,385,129	$110.77	$126.42	$(77,329,000)	—
FY20	$3,143,694	$2,811,853	$1,479,878	$934,617	$92.40	$126.98	$7,028,000	$22,334,000

(1)
The PEO for each of the periods is Gregory J. Divis.

(2)
The Non-PEO NEOs for 2024 were Thomas S. McHugh, Richard J. Kim and Jerad Seurer. The Non-PEO NEOs for 2023 were Thomas S. McHugh and Richard J. Kim. The Non-PEO NEOs for 2022 were Thomas S. McHugh, Richard J. Kim and Douglas Williamson. The Non-PEO NEOs for 2021 were Thomas S. McHugh and Richard J. Kim. The Non-PEO NEOs for 2020 were Thomas S. McHugh, Jordan S. Dubow and Phillandas T. Thompson.

(3)
The dollar amounts reported in these columns represent the amounts of “compensation actually paid.” The amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP).

(4)
Shareholder return provides the value of ordinary shares as of December 31, 2024, December 31, 2023, December 31, 2022, December 31, 2021, and December 31, 2020, assuming $100 was invested in our ordinary shares after the stock market closed on December 31, 2019.

	2024		2023		2022		2021		2020
	PEO	Average Non-PEO Neos	PEO	Average Non-PEO Neos	PEO	Average Non-PEO Neos	PEO	Average Non-PEO Neos	PEO	Average Non-PEO Neos
Total Compensation from Summary Compensation Table	$7,399,605	$2,361,386	$985,200	$717,049	$753,687	$989,434	$2,531,446	$2,368,247	$3,143,694	$1,479,878
Adjustments for Equity Awards
- Grant date fair value of option awards granted in fiscal year	$6,722,205	$1,603,993	—	—	—	$400,085	$1,668,854	$1,821,799	$2,246,694	$898,678
+ Fair value of fiscal year-end of outstanding and unvested stock awards and options awards granted in fiscal year	$5,029,258	$789,314	—	—	—	—	$1,629,988	$1,629,367	$2,206,504	$454,439
	2024		2023		2022		2021		2020
	PEO	Average Non-PEO Neos	PEO	Average Non-PEO Neos	PEO	Average Non-PEO Neos	PEO	Average Non-PEO Neos	PEO	Average Non-PEO Neos
+ Change in fair value of outstanding and unvested stock awards and option awards granted in prior fiscal years	$(303,037)	$(64,355)	$3,856,717	$2,167,627	$127,702	$86,112	$703,940	$147,481	$(363,792)	$(53,565)
+ Fair value at vesting of stock awards and options awards granted in fiscal year that vested during fiscal year	—	—	—	—	—	—	—	—	—	—
+ Change in fair value as of vesting date of stock awards and option awards granted in prior fiscal year for which applicable vesting conditions were satisfied during fiscal year	$(791,242)	$(195,325)	$4,037,800	$1,589,830	$(197,981)	$3,895	$286,507	$61,834	$72,141	$(47,457)
- Fiscal value as of prior fiscal year-end of stock awards and option awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	—	—	—	—	—	—	—	—	—	—
Total Adjustments for Equity Awards	$(2,787,227)	$(1,074,359)	$7,894,517	$3,757,457	$(70,279)	$(310,078)	$951,581	$16,883	$(331,841)	$(545,261)
Compensation Actually Paid	$4,612,378	$1,287,027	$8,879,717	$4,474,506	$683,408	$679,356	$3,483,027	$2,385,129	$2,811,853	$934,617

Company Selected Measure Name	Net Product Revenue
Named Executive Officers, Footnote
(1)
The PEO for each of the periods is Gregory J. Divis.

(2)
The Non-PEO NEOs for 2024 were Thomas S. McHugh, Richard J. Kim and Jerad Seurer. The Non-PEO NEOs for 2023 were Thomas S. McHugh and Richard J. Kim. The Non-PEO NEOs for 2022 were Thomas S. McHugh, Richard J. Kim and Douglas Williamson. The Non-PEO NEOs for 2021 were Thomas S. McHugh and Richard J. Kim. The Non-PEO NEOs for 2020 were Thomas S. McHugh, Jordan S. Dubow and Phillandas T. Thompson.

PEO Total Compensation Amount	$ 7,399,605	$ 985,200	$ 753,687	$ 2,531,446	$ 3,143,694
PEO Actually Paid Compensation Amount	$ 4,612,378	8,879,717	683,408	3,483,027	2,811,853
Adjustment To PEO Compensation, Footnote
(4)
Shareholder return provides the value of ordinary shares as of December 31, 2024, December 31, 2023, December 31, 2022, December 31, 2021, and December 31, 2020, assuming $100 was invested in our ordinary shares after the stock market closed on December 31, 2019.

	2024		2023		2022		2021		2020
	PEO	Average Non-PEO Neos	PEO	Average Non-PEO Neos	PEO	Average Non-PEO Neos	PEO	Average Non-PEO Neos	PEO	Average Non-PEO Neos
Total Compensation from Summary Compensation Table	$7,399,605	$2,361,386	$985,200	$717,049	$753,687	$989,434	$2,531,446	$2,368,247	$3,143,694	$1,479,878
Adjustments for Equity Awards
- Grant date fair value of option awards granted in fiscal year	$6,722,205	$1,603,993	—	—	—	$400,085	$1,668,854	$1,821,799	$2,246,694	$898,678
+ Fair value of fiscal year-end of outstanding and unvested stock awards and options awards granted in fiscal year	$5,029,258	$789,314	—	—	—	—	$1,629,988	$1,629,367	$2,206,504	$454,439
	2024		2023		2022		2021		2020
	PEO	Average Non-PEO Neos	PEO	Average Non-PEO Neos	PEO	Average Non-PEO Neos	PEO	Average Non-PEO Neos	PEO	Average Non-PEO Neos
+ Change in fair value of outstanding and unvested stock awards and option awards granted in prior fiscal years	$(303,037)	$(64,355)	$3,856,717	$2,167,627	$127,702	$86,112	$703,940	$147,481	$(363,792)	$(53,565)
+ Fair value at vesting of stock awards and options awards granted in fiscal year that vested during fiscal year	—	—	—	—	—	—	—	—	—	—
+ Change in fair value as of vesting date of stock awards and option awards granted in prior fiscal year for which applicable vesting conditions were satisfied during fiscal year	$(791,242)	$(195,325)	$4,037,800	$1,589,830	$(197,981)	$3,895	$286,507	$61,834	$72,141	$(47,457)
- Fiscal value as of prior fiscal year-end of stock awards and option awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	—	—	—	—	—	—	—	—	—	—
Total Adjustments for Equity Awards	$(2,787,227)	$(1,074,359)	$7,894,517	$3,757,457	$(70,279)	$(310,078)	$951,581	$16,883	$(331,841)	$(545,261)
Compensation Actually Paid	$4,612,378	$1,287,027	$8,879,717	$4,474,506	$683,408	$679,356	$3,483,027	$2,385,129	$2,811,853	$934,617

Non-PEO NEO Average Total Compensation Amount	$ 2,361,386	717,049	989,434	2,368,247	1,479,878
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,287,027	4,474,506	679,356	2,385,129	934,617
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Shareholder return provides the value of ordinary shares as of December 31, 2024, December 31, 2023, December 31, 2022, December 31, 2021, and December 31, 2020, assuming $100 was invested in our ordinary shares after the stock market closed on December 31, 2019.

	2024		2023		2022		2021		2020
	PEO	Average Non-PEO Neos	PEO	Average Non-PEO Neos	PEO	Average Non-PEO Neos	PEO	Average Non-PEO Neos	PEO	Average Non-PEO Neos
Total Compensation from Summary Compensation Table	$7,399,605	$2,361,386	$985,200	$717,049	$753,687	$989,434	$2,531,446	$2,368,247	$3,143,694	$1,479,878
Adjustments for Equity Awards
- Grant date fair value of option awards granted in fiscal year	$6,722,205	$1,603,993	—	—	—	$400,085	$1,668,854	$1,821,799	$2,246,694	$898,678
+ Fair value of fiscal year-end of outstanding and unvested stock awards and options awards granted in fiscal year	$5,029,258	$789,314	—	—	—	—	$1,629,988	$1,629,367	$2,206,504	$454,439
	2024		2023		2022		2021		2020
	PEO	Average Non-PEO Neos	PEO	Average Non-PEO Neos	PEO	Average Non-PEO Neos	PEO	Average Non-PEO Neos	PEO	Average Non-PEO Neos
+ Change in fair value of outstanding and unvested stock awards and option awards granted in prior fiscal years	$(303,037)	$(64,355)	$3,856,717	$2,167,627	$127,702	$86,112	$703,940	$147,481	$(363,792)	$(53,565)
+ Fair value at vesting of stock awards and options awards granted in fiscal year that vested during fiscal year	—	—	—	—	—	—	—	—	—	—
+ Change in fair value as of vesting date of stock awards and option awards granted in prior fiscal year for which applicable vesting conditions were satisfied during fiscal year	$(791,242)	$(195,325)	$4,037,800	$1,589,830	$(197,981)	$3,895	$286,507	$61,834	$72,141	$(47,457)
- Fiscal value as of prior fiscal year-end of stock awards and option awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	—	—	—	—	—	—	—	—	—	—
Total Adjustments for Equity Awards	$(2,787,227)	$(1,074,359)	$7,894,517	$3,757,457	$(70,279)	$(310,078)	$951,581	$16,883	$(331,841)	$(545,261)
Compensation Actually Paid	$4,612,378	$1,287,027	$8,879,717	$4,474,506	$683,408	$679,356	$3,483,027	$2,385,129	$2,811,853	$934,617

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 145.17	195.03	98.9	110.77	92.4
Peer Group Total Shareholder Return Amount	114.25	115.84	111.66	126.42	126.98
Net Income (Loss)	$ (48,832,000)	$ (160,276,000)	$ (137,464,000)	$ (77,329,000)	$ 7,028,000
Company Selected Measure Amount	169,117,000	27,963,000			22,334,000
PEO Name	Gregory J. Divis.
Additional 402(v) Disclosure
Tabular List
Item 402(v) of Regulation S-K requires us to identify the most important financial measure that we used to link compensation actually paid to our named executive officers to company performance for the most recently completed fiscal year (the “Company-Selected Measure”). Our 2024 corporate goals included achieving the following financial performance targets: net product revenue targets, operating expense targets and cash balances. The net product revenue target is our Company-Selected Measure because of its importance to the success of the Company’s launch of LUMRYZ and was one of factors considered in determining the compensation paid to our named executive officers in 2024.

Measure:: 1
Pay vs Performance Disclosure
Name	net product revenue targets
Measure:: 2
Pay vs Performance Disclosure
Name	operating expense targets
Measure:: 3
Pay vs Performance Disclosure
Name	cash balances
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,787,227)	$ 7,894,517	$ (70,279)	$ 951,581	$ (331,841)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,722,205)			(1,668,854)	(2,246,694)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,029,258			1,629,988	2,206,504
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(303,037)	3,856,717	127,702	703,940	(363,792)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(791,242)	4,037,800	(197,981)	286,507	72,141
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,074,359)	3,757,457	(310,078)	16,883	(545,261)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,603,993)		(400,085)	(1,821,799)	(898,678)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	789,314			1,629,367	454,439
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(64,355)	2,167,627	86,112	147,481	(53,565)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(195,325)	1,589,830	3,895	61,834	(47,457)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount